CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income (loss)	$ (10,230)	$ 14,894	$ 1,749
Other comprehensive income (loss), net of tax of nil:
Change in cumulative foreign currency translation adjustments	(264)	439	250
Unrealized gain on available-for-sale securities, net of tax effects of nil, nil and nil for the years ended December 31, 2012, 2013 and 2014, respectively	654	93	339
Total comprehensive income (loss)	(9,840)	15,426	2,338
Comprehensive loss attributable to noncontrolling interests	191	1,251	208
Total comprehensive income (loss) attributable to Xueda Education Group	$ (9,649)	$ 16,677	$ 2,546